MAINTENANCE RIGHTS (Tables)	9 Months Ended
Sep. 30, 2019
MAINTENANCE RIGHTS [Abstract]
Changes in Maintenance Rights, Net
Changes in maintenance right assets during the nine months ended September 30, 2019 and 2018 are as follows (dollars in thousands):

	Nine months ended
	September 30, 2019	September 30, 2018
Maintenance rights, beginning balance	$298,207	$131,299
Acquisitions	36,798	152,930
Capitalized to aircraft improvements	(3,661)	(8,209)
Maintenance rights settled with retained maintenance payments	—	(2,369)
Cash receipts from maintenance rights	(1,741)	(3,013)
Maintenance rights associated with aircraft sold	(73,199)	—
Maintenance rights, ending balance	$256,404	$270,638